Capital Risk Management - Summary of Capital Risk (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Bank borrowings	¥ 558,000	¥ 473,000	$ 80,152
Advances from an unrelated party	54	38	8
Amount due to a shareholder	10,557	9,911	1,516
Total borrowings	568,611	482,949	81,676
Total equity	¥ 2,433,770	¥ 2,538,640	$ 349,589	¥ 2,546,622	¥ 2,537,570
Debt (total liabilities) to equity ratio	44.00%	46.90%